As filed with the Securities and Exchange Commission on May 30, 2013
Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

California Daily Tax Free Income Fund, Inc.
(Exact name of registrant as specified in charter)
1411 Broadway
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Item 1: Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
March 31, 2013
(UNAUDITED)

						Ratings (a)
			Maturity	Interest	Value		Standard
Face Amount			Date	Rate	(Note 1)	Moody’s	& Poor’s
TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (14.39%) (b)
$1,000,000		Boyceville Community School District, WI TRAN	10/29/13	0.48%	$1,002,989
1,052,858		Hendrick Hudson CSD Westchester County, NY BAN for 2012	09/20/13	0.52	1,055,249
1,800,000		Hendrick Hudson CSD Westchester County, NY TAN for 2012-2013 Taxes	06/21/13	0.48	1,802,060
900,000		Maple Dale-Indian Hill School District,WI TRAN	08/30/13	0.63	901,370
1,830,000		Northland Pines School District, WI TRAN	10/10/13	0.45	1,835,266
1,900,000		Rice Lake Area School District, WI TRAN	10/03/13	0.45	1,905,268
800,000		Richfield Joint School District No.1, WI TRAN	10/30/13	0.50	802,309
2,400,000		School District of Cambridge Dane and Jefferson Counties, WI TRAN	09/23/13	0.50	2,405,716
1,000,000		School District of Fall Creek, WI TRAN	10/25/13	0.50	1,002,818
3,100,000		School District of Maple, WI TRAN	11/01/13	0.48	3,109,373
1,100,000		School District of Prescott, WI TRAN	09/23/13	0.50	1,102,624
2,800,000		School District of Wisconsin Dells, WI TRAN	10/30/13	0.45	2,808,896
2,351,976		Sidney CSD Delaware, Chenango, and Otsego Counties, NY GO BAN, 2012	08/02/13	0.61	2,355,076
3,000,000		Sun Prairie Area School District Dane and Columbia Counties, WI TRAN	11/01/13	0.50	3,008,721
1,800,000		Unified School District of Antigo, WI TRAN	10/29/13	0.48	1,805,383
5,000,000		West Seneca CSD Erie County, NY BAN 2012	11/27/13	0.49	5,016,546
1,350,000		Whitehall School District, WI TRAN	10/29/13	0.50	1,353,881
33,184,834		Total Tax Exempt General Obligation Notes and Bonds			33,273,545

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (85.56%) (c)
$4,255,000		ABAG Finance Authority for NonProfit Corporations RB (Jewish Home of San Francisco Project) - Series 2005 LOC Wells Fargo Bank, N.A.	11/15/35	0.08%	$4,255,000	VMIG-1
3,300,000		ABAG Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.11	3,300,000	VMIG-1
1,800,000		ABAG Finance Authority for Nonprofit Corporations RB (Sharp Healthcare) – Series 2009D LOC Citibank, N.A.	08/01/35	0.14	1,800,000	VMIG-1
6,700,000		Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB - 2008 Series A-1 LOC JPMorgan Chase Bank, N.A.	04/01/45	0.09	6,700,000	VMIG-1	A-1
11,000,000		Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB - 2008 Series E-1 LOC Bank of Tokyo Mitsubishi, UFJ	04/01/45	0.08	11,000,000	VMIG-1	A-1
9,750,000		BB&T Municipal Trust Floater Certificates Series 2011 LOC Branch Banking & Trust Company	09/01/22	0.15	9,750,000	VMIG-1
3,000,000		California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A LOC U.S. Bank, N.A.	08/01/21	0.11	3,000,000	VMIG-1	A-1+
11,400,000		California HFFA RB (Catholic Healthcare West Loan Program) - 2011 Series C LOC BMO Harris Bank	03/01/47	0.10	11,400,000	VMIG-1	A-1+
4,800,000		California HFFA RB (Scripps Health) - 2010 Series B LOC JPMorgan Chase Bank, N.A.	10/01/40	0.10	4,800,000	VMIG-1	A-1+
5,975,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - 2009 Series A LOC Mizuho Corporate Bank Ltd	11/01/26	0.11	5,975,000	VMIG-1	A-1+
11,000,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - 2009 Series B LOC Mizuho Corporate Bank Ltd	11/01/26	0.11	11,000,000	VMIG-1
5,000,000		California Municipal Finance Authority RB (La Sierra University) - Series 2008A LOC Wells Fargo Bank, N.A.	08/01/28	0.11	5,000,000		A-1+
1,400,000		California Pollution Control Financing Authority Pollution Control RRB (Pacific Gas and Electric Company) Series 1996E LOC JPMorgan Chase Bank, N.A.	11/01/26	0.10	1,400,000	P-1	A-1+
5,000,000		California Pollution Control Financing Authority Pollution Control RRB (Pacific Gas and Electric Company) Series 1996F LOC JPMorgan Chase Bank, N.A.	11/01/26	0.10	5,000,000		A-1+
6,600,000		California Statewide Communities Development Authority RB (Chadwick School) - Series 2002 LOC JPMorgan Chase Bank, N.A.	10/01/29	0.14	6,600,000	VMIG-1
9,200,000		California Statewide Communities Development Authority RB (The Master's College) - Series 2007 LOC U.S. Bank, N.A.	02/01/37	0.13	9,200,000	VMIG-1
536,000		City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California) LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/02/15	0.12	536,000	VMIG-1
2,000,000		City of New York GO Bonds, Fiscal 2012 Series D Subseries D-3 LOC BNY Mellon. N.A.	10/01/39	0.14	2,000,000	VMIG-1	A-1+
7,300,000		City of Ontario, CA Multifamily Housing RRB (Park Centre Apartments) - Series 2005	12/01/35	0.12	7,300,000	VMIG-1
6,800,000		City of Upland, CA Apartment Development RRB (Mountain Springs) – Series 1998A Collateralized by Federal National Mortgage Association	11/15/28	0.12	6,800,000		A-1+
3,880,000		Housing Authority of the County of Sacramento Multifamily Housing RRB (Ashford Park Apartments) 1996 Issue D Collateralized by Federal National Mortgage Association	07/15/29	0.09	3,880,000		A-1+
9,000,000		Irvine Ranch Water District Consolidated Improvement District Series GO 2009B LOC Bank of America, N.A.	10/01/41	0.14	9,000,000	VMIG-1	A-1
2,400,000		Irvine Ranch Water District Series 1991 District No. 105, 250 and 290 LOC Bank of New York Mellon, N.A.	08/01/16	0.06	2,400,000	VMIG-1	A-1+
1,500,000		Kern Water Bank Authority RB Series 2003A LOC Wells Fargo Bank, N.A.	07/01/28	0.11	1,500,000	VMIG-1	A-1+
16,580,000		Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/01/35	0.15	16,580,000	P-1	A-1+
1,300,000		Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.10	1,300,000	VMIG-1	A-1+
5,500,000		San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.13	5,500,000		A-1+
1,100,000		Santa Clara County, CA El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A LOC State Street Bank & Trust Company	08/01/15	0.10	1,100,000	VMIG-1
2,675,000		Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Collateralized by Federal National Mortgage Association	02/15/27	0.10	2,675,000		A1+
10,000,000		Southern California Public Power Authority RRB (Magnolia Power Project A) - 2009-1 LOC U.S. Bank, N.A.	07/01/36	0.11	10,000,000	VMIG-1	A-1+
7,000,000		State of California GO Bonds, Series 2003A-2 LOC BMO Harris Bank	05/01/33	0.10	7,000,000	VMIG-1	A-1
7,300,000		State of California GO Bonds, Series 2004B-1 LOC Citibank, N.A.	05/01/34	0.15	7,300,000	VMIG-1	A-1
7,550,000		State of California GO Series 2004B-2 LOC Citibank, N.A.	05/01/34	0.11	7,550,000	VMIG-1	A-1+
5,200,000		State of California GO (Kindergarten University public education Facilities) Series 2004 - A3 LOC State Street Bank & Trust Company/California State Teachers Retirement System	05/01/34	0.11	5,200,000	VMIG-1	A-1+
197,801,000		Total Tax Exempt Variable Rate Demand Instruments			197,801,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENT (c) (0.22%)
$515,000		Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A.	12/01/14	1.62%	$515,000	P-1	A-1+
515,000		Total Variable Rate Demand Instruments - Private Placements			515,000

		Total Investments (100.17%)
		(cost $231,589,545†)			$ 231,589,545
		Liabilities in excess of cash and other assets (-0.17%)			(391,526)
		Net Assets (100.00%)			$ 231,198,019

		Class A, 166,132,755 shares outstanding			$ 1.00
		Class B, 8,931,456 shares outstanding			$ 1.00
		Advantage Shares, 69,275,434 shares outstanding			$ 1.00

		† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)		Securities that are not rated which Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

ACES	=	Adjustable Convertible Extendable Securities
BAN	=	Bond Anticipation Note
COP	=	Certificates of Participation
CSD	=	Certral School District
GO	=	General Obligation
HFFA	=	Health Facilities Financing Authority
LOC	=	Letter of Credit
MHRB	=	Multi-family Housing Revenue Bond
RB	=	Revenue Bond
RRB	=	Refunding Revenue Bond
TRAN	=	Tax and Revenue Anticipation Note (Promissory)

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

		Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2013.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

			Debt securities issued by states of the United States and political subdivisions of the states

		Quoted prices in active markets for identical assets (Level 1)	-
		Significant other observable inputs (Level 2)	231,589,545
		Significant unobservable inputs (Level 3)	-
		Total	231,589,545

		For the period ended March 31, 2013, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

a.
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

b.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/Christine Manna
            Christine Manna, Secretary

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title* /s/Michael P. Lydon
           Michael P. Lydon, President

Date: May 29, 2013

By (Signature and Title)* /s/Esther Cheung
           Esther Cheung, Treasurer and Assistant Secretary

Date: May 29, 2013

* Print the name and title of each signing officer under his or her signature.